Supplement to the
Fidelity® Advisor Diversified International Fund Class A, Class T, Class B, and Class C December 29, 2000 Prospectus

The following replaces the fourth bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3.

  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

The fourth bullet labeled "Quantitative Investing" found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3 has been removed.

The following replaces Footnote C to the "Shareholder Fees (paid by the investor directly)" table in the "Fee Table" section on page 5.

C Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed within one year of purchase. See "Special Purchase Shares" on page 30.

The following replaces the third paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 7.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The paragraph labeled "Quantitative Investing" found under the heading "Principal Investment Risks" in the "Investment Details" section on page 8 has been removed.

ADIF-01-03 April 21, 2001
1.743414.105

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 23.

William Bower is vice president and manager of Advisor Diversified International, which he has managed since April 2001. He also manages other Fidelity funds. Since joining Fidelity in 1994, Mr. Bower has worked as a research analyst and manager.

The following replaces Footnote A to the Sales Charges and Concessions Tables on page 25.

A See "Special Purchase Shares" section on page 30.

The following information replaces the "Finder's Fee" information beginning on page 30.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The CDSC will be assessed on Special Purchase Shares if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. Shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC.

To determine the applicability of the CDSC, Class A, Class T, or Daily Money Class shares representing reinvested dividends and capital gains will be redeemed first, followed by Special Purchase Shares that have been held for the longest period of time. Special Purchase Shares held for less than one year will be redeemed last.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

To qualify for a Special Purchase Share CDSC waiver, you must notify Fidelity in advance of your redemption.

Supplement to the
Fidelity® Advisor Diversified International Fund Institutional Class December 29, 2000 Prospectus

The following replaces the fourth bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3.

  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

The fourth bullet labeled "Quantitative Investing" found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3 has been removed.

The following replaces the third paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 6.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The paragraph labeled "Quantitative Investing" found under the heading "Principal Investment Risks" in the "Investment Details" section on page 7 has been removed.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 10.

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (iii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

ADIFI-01-03 April 21, 2001
1.743415.105

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 20.

William Bower is vice president and manager of Advisor Diversified International, which he has managed since April 2001. He also manages other Fidelity funds. Since joining Fidelity in 1994, Mr. Bower has worked as a research analyst and manager.

The following information replaces the "Average Annual Returns" table found in the "Appendix" section on page 25.

Average Annual Returns

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Life of fundA
Fidelity Diversified International	50.65%	22.64%	16.17%
Morgan Stanley Capital International Europe, Australasia, and Far East Index	27.22%	12.98%	11.34%
Lipper International Funds Average	40.80%	15.05%	--

A From December 27, 1991.